Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Opening Balance	¥ 24,748	¥ 18,388
Net increase	40,516	6,360
Ending Balance	¥ 65,264	¥ 24,748